Legal proceedings and contingencies	12 Months Ended
Dec. 31, 2025
Legal Proceedings And Contingencies
Legal proceedings and contingencies

21	Legal proceedings and contingencies

The provisions related to labor, civil and taxes proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Taxes	Total

Balances as of January 1, 2023	22,484	24,664	148,706	195,854
Business combination	64	88	-	152
Additions	3,424	5,875	9,037	18,336
Payments	(800)	(1,051)	(14,930)	(16,781)
Reversals (i)	(2,451)	(8,276)	(82,473)	(93,200)
Balances as of December 31, 2023	22,721	21,300	60,340	104,361
Business combination	721	481	6,044	7,246
Additions	22,744	10,006	26,119	58,869
Payments	(1,638)	(2,977)	(22)	(4,637)
Reversals (i)	(13,093)	(3,670)	(35,555)	(52,318)
Balances as of December 31, 2024	31,455	25,140	56,926	113,521
Additions	20,014	9,568	6,799	36,381
Payments	(3,354)	(3,519)	-	(6,873)
Reversals (i)	(4,386)	(3,145)	(7,278)	(14,809)
Balances as of December 31, 2025	43,729	28,044	56,447	128,220

(i)	Includes the reversals of provision for legal proceedings with corresponding indemnification asset.

The major labor proceedings to which the Company is a party were filed by former employees or outsourced service providers seeking enforcement of labor rights allegedly not provided by the Company. The judicial proceedings relate to employment bonds (judicial proceedings filed by former service providers), overtime, premiums for hazardous workplace conditions, statutory severance, fines for severance payment delays, and compensation for workplace-related accidents.

The civil claims to which the Company is a party generally relate to consumer claims, including those related to student complaints.

The tax claims to which the Company is party are mostly tax foreclosures filed by the Brazilian federal and municipal tax authorities.

There are other civil, labor and taxes proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2025	2024

Labor	36,818	38,097
Civil	59,145	50,667
Taxes	30,530	17,498
	126,493	106,262

Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of the subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.

Considering that the provisions for legal proceedings recorded by the Company that result from causes arising from events occurring prior to the closing dates of the acquisitions, any liability for the amounts to be disbursed, in case of their effective materialization in loss, belongs exclusively to the selling shareholders. In this context, the Agreements state that the Company and its subsidiaries are indemnified and therefore exempt from any liability related to said contingent liabilities and, therefore, the provision amounts related to such contingencies are presented in the non-current liabilities and the correspondent amount of R$80,379 (December 31, 2024: R$78,701) is presented in non-current other assets.